Document and Entity Information	Oct. 24, 2024
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 24, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-34096
Entity Registrant Name	Dime Community Bancshares, Inc. /NY/
Entity Central Index Key	0000846617
Entity Incorporation, State or Country Code	NY
Entity Tax Identification Number	11-2934195
Entity Address, Address Line One	898 Veterans Memorial Highway
Entity Address, Address Line Two	Suite 560
Entity Address, City or Town	Hauppauge
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11788
City Area Code	631
Local Phone Number	537-1000
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	DCOM
Security Exchange Name	NASDAQ
Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Stock, Series A, $0.01 Par Value
Trading Symbol	DCOMP
Security Exchange Name	NASDAQ
9.000% Subordinated Notes, $25.00 Par Value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	9.000% Subordinated Notes, $25.00 Par Value
Trading Symbol	DCOMG
Security Exchange Name	NASDAQ